Federal Funds Purchased and Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Summary of Information Concerning Securities Sold under Agreements to Repurchase

Information concerning securities sold under agreements to repurchase is summarized as follows:

	2014	2013
Average daily balance during the year	$12,792	$3,525
Average interest rate during the year	0.58%	0.71%
Maximum month-end balance during the year	$24,466	$5,077
Weighted average interest rate at year end	0.56%	0.73%